Share-Based Compensation (Details) - Schedule of Stock Option Awards - Stock Option Plan [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Awards [Line Items]
Weighted Average Risk-free interest rate	4.65%	3.41%	0.82%
Dividend yield
Weighted Average Volatility factor	84.83%	91.62%	91.57%
Weighted Average Expected life of the options	5 years	5 years	5 years